Matthews Japan FundSeptember 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 96.6%
	Shares	Value
Industrials: 21.8%
Industrial Conglomerates: 5.6%
Hitachi, Ltd.	738,900	$19,575,729
Hikari Tsushin, Inc.	41,800	11,644,177
Sekisui Chemical Co., Ltd.	470,800	8,764,724
		39,984,630
Trading Companies & Distributors: 5.3%
Marubeni Corp.	896,700	22,374,653
ITOCHU Corp.	264,300	15,038,246
		37,412,899
Electrical Equipment: 4.0%
Mitsubishi Electric Corp.	707,900	18,181,519
Fuji Electric Co., Ltd.	157,600	10,564,518
		28,746,037
Construction & Engineering: 3.2%
Kajima Corp.	417,700	12,173,801
Kinden Corp.	302,400	10,340,599
		22,514,400
Ground Transportation: 2.0%
East Japan Railway Co.	578,600	14,151,882
Professional Services: 1.7%
Recruit Holdings Co., Ltd.	230,100	12,371,068
Total Industrials		155,180,916

Consumer Discretionary: 21.1%
Household Durables: 7.1%
Sony Group Corp.	1,552,500	44,629,255
Sumitomo Forestry Co., Ltd.	479,600	5,722,209
		50,351,464
Automobile Components: 4.0%
Sumitomo Electric Industries, Ltd.	466,400	13,270,970
Yokohama Rubber Co., Ltd.	254,600	9,416,738
GS Yuasa Corp.	252,900	5,974,661
		28,662,369
Automobiles: 3.3%
Toyota Motor Corp.	1,230,700	23,637,398
Specialty Retail: 2.7%
Fast Retailing Co., Ltd.	37,200	11,298,080
Sanrio Co., Ltd.	173,500	8,144,103
		19,442,183
Textiles, Apparel & Luxury Goods: 2.5%
Asics Corp.	667,500	17,466,804
Broadline Retail: 1.5%
Isetan Mitsukoshi Holdings, Ltd.	435,100	8,024,157
Ryohin Keikaku Co., Ltd.	138,000	2,745,808
		10,769,965
Total Consumer Discretionary		150,330,183

	Shares	Value

Financials: 16.2%
Banks: 7.9%
Mitsubishi UFJ Financial Group, Inc.	2,188,400	$35,301,909
Shizuoka Financial Group, Inc.	893,600	12,223,765
Rakuten Bank, Ltd.[b]	155,200	8,663,174
		56,188,848
Insurance: 5.4%
Tokio Marine Holdings, Inc.	610,600	25,842,518
T&D Holdings, Inc.	435,000	10,633,023
Sony Financial Group, Inc.[b]	1,549,700	1,718,570
		38,194,111
Financial Services: 2.9%
ORIX Corp.	790,700	20,752,704
Total Financials		115,135,663

Information Technology: 15.6%
Semiconductors & Semiconductor Equipment: 6.1%
Tokyo Electron, Ltd.	145,800	25,845,524
Kioxia Holdings Corp.[b]	269,200	8,841,791
Renesas Electronics Corp.	752,800	8,661,110
		43,348,425
IT Services: 5.0%
NEC Corp.	624,500	19,989,675
Fujitsu, Ltd.	669,500	15,705,355
		35,695,030
Electronic Equipment, Instruments & Components: 3.8%
TDK Corp.	1,016,500	14,719,738
Japan Aviation Electronics Industry, Ltd.	376,300	6,387,130
Anritsu Corp.	499,700	6,360,005
		27,466,873
Software: 0.7%
Digital Arts, Inc.	90,900	4,715,764
Total Information Technology		111,226,092

Communication Services: 7.0%
Entertainment: 4.0%
Nintendo Co., Ltd.	177,400	15,348,515
Capcom Co., Ltd.	331,500	9,000,560
Toei Animation Co., Ltd.	183,100	3,779,464
		28,128,539
Wireless Telecommunication Services: 1.9%
SoftBank Group Corp.	108,500	13,690,590
Media: 1.1%
CyberAgent, Inc.	649,700	7,798,789
Total Communication Services		49,617,918

Consumer Staples: 5.5%
Personal Care Products: 2.0%
Kao Corp.	322,800	14,067,962
Beverages: 1.8%
Asahi Group Holdings, Ltd.	1,086,500	13,025,976
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Matthews Japan FundSeptember 30, 2025
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Food Products: 1.7%
Ajinomoto Co., Inc.	434,100	$12,445,306
Total Consumer Staples		39,539,244

Health Care: 3.8%
Health Care Equipment & Supplies: 1.9%
Terumo Corp.	829,900	13,690,463
Pharmaceuticals: 1.9%
Sawai Group Holdings Co., Ltd.	653,200	8,875,306
Daiichi Sankyo Co., Ltd.	202,500	4,556,293
		13,431,599
Total Health Care		27,122,062

Materials: 3.1%
Chemicals: 3.1%
Shin-Etsu Chemical Co., Ltd.	474,700	15,543,357
Nippon Paint Holdings Co., Ltd.	949,900	6,480,567
Total Materials		22,023,924

Real Estate: 2.5%
Real Estate Management & Development: 2.5%
Mitsui Fudosan Co., Ltd.	854,000	9,296,735

	Shares	Value
Sumitomo Realty & Development Co., Ltd.	196,100	$8,649,852
Total Real Estate		17,946,587

Total Investments: 96.6%		688,122,589
(Cost $554,994,095)
CASH AND OTHER ASSETS, LESS LIABILITIES: 3.4%		24,524,876
Net Assets: 100.0%		$712,647,465

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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